Income Taxes - Schedule of Deferred Tax Items (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax liabilities
Depreciation expense of property, plant and equipment	$ 266	$ 2,430
Allowance for inventory
Less: valuation allowance
Total deferred tax liabilities	$ 266	$ 2,430